Expense Example, No Redemption - Calamos Nasdaq Autocallable Income ETF - Calamos Nasdaq Autocallable Income ETF	Nov. 04, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 76
Expense Example, No Redemption, 3 Years	$ 237